SHAREHOLDER' EQUITY (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2014 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($) shares	Dec. 31, 2016 ₪ / shares	Aug. 31, 2014 ₪ / shares	Dec. 31, 2012 ₪ / shares
Stockholders' Equity Note [Abstract]
Shares issued | shares	416,667				526,316
Shares issued, price per share | ₪ / shares								₪ 0.95
Share issuance costs		$ 40	$ 20	$ 20
Net proceeds from sale of stock	$ 147	24	$ 1,158	$ 230	$ 760
Issuance of warrants to purchase common stock | shares	183,334				210,526
Exercise price of warrant issued | ₪ / shares						₪ 1.70	₪ 1.70	₪ 0.95
Warrants, minimum exercise price | ₪ / shares						1.70
Warrants, maximum exercise price | ₪ / shares						₪ 2.00
Warrants, maximum potential proceeds		1			$ 200
Exercisable options, intrinsic value		$ 329
Exercisable options, weighted-average remaining contractual term		4 years 6 months 11 days
Unrecognized compensation cost		$ 95
Unrecognized compensation cost, period for recognition		3 years